Non-current other receivables	12 Months Ended
Dec. 31, 2021
Non-current other receivables
Non-current other receivables

14 Non-current other receivables

	2021	2020	2019
	$m	$m	$m
Prepayments	391	395	392
Accrued income	61	56	10
Other receivables	443	269	338
Non-current other receivables	895	720	740

Prepayments include $92m (2020: $121m; 2019: $125m) in relation to our research collaboration with Moderna. Other receivables include $nil (2020: $nil; 2019: $118m) of outstanding payments relating to the out-licence of Duaklir and Tudorza to Circassia in 2017 and $44m (2020: $56m; 2019: $53m) owed by FibroGen for promotional activity in China pursuant to the roxadustat collaboration.